Quarterly Holdings Report
for
Fidelity® Series International Value Fund
January 31, 2022
VSF-S-NPRT1-0422
1.907974.112
Common Stocks - 98.3%
	Shares	Value ($)
Australia - 5.8%
BHP Group Ltd.	15,276,237	485,566,749
Evolution Mining Ltd.	10,126,229	25,441,465
Macquarie Group Ltd.	1,317,148	172,166,405
National Australia Bank Ltd.	9,784,023	188,787,198
TOTAL AUSTRALIA		871,961,817
Austria - 1.1%
Erste Group Bank AG	3,693,064	172,615,921
Bailiwick of Jersey - 2.3%
Ferguson PLC	892,355	140,359,068
Glencore Xstrata PLC	38,272,927	199,387,268
TOTAL BAILIWICK OF JERSEY		339,746,336
Belgium - 2.7%
Anheuser-Busch InBev SA NV	2,688,600	169,492,335
KBC Groep NV	2,631,687	228,876,141
TOTAL BELGIUM		398,368,476
Canada - 0.5%
Nutrien Ltd.	1,174,600	82,036,729
Denmark - 0.8%
A.P. Moller - Maersk A/S Series B	18,325	65,826,070
ORSTED A/S (a)	468,211	49,885,538
TOTAL DENMARK		115,711,608
Finland - 1.2%
Sampo Oyj (A Shares)	3,515,987	174,508,406
France - 15.1%
Air Liquide SA	1,219,300	208,572,632
ALTEN	214,108	34,922,329
AXA SA	8,853,679	280,404,773
BNP Paribas SA	5,141,070	367,017,961
Capgemini SA	441,948	99,357,111
Sanofi SA	3,369,906	352,364,249
Teleperformance	331,331	124,775,638
Total SA	9,551,992	543,197,484
VINCI SA	1,605,129	175,932,691
Vivendi SA (b)	6,129,986	80,335,715
TOTAL FRANCE		2,266,880,583
Germany - 11.4%
Bayer AG	2,217,382	134,714,507
Deutsche Post AG	3,183,007	191,555,288
Hannover Reuck SE	869,963	175,508,172
HeidelbergCement AG	1,170,077	81,424,001
Linde PLC	586,574	186,542,269
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	387,217	122,587,079
Rheinmetall AG	835,841	87,387,012
RWE AG	3,253,500	137,240,002
Siemens AG	2,335,907	370,874,750
Vonovia SE	3,937,202	224,246,425
TOTAL GERMANY		1,712,079,505
Hong Kong - 0.7%
AIA Group Ltd.	10,386,847	108,436,733
India - 0.7%
Reliance Industries Ltd. sponsored GDR (a)	1,720,000	110,654,065
Indonesia - 0.4%
PT Bank Rakyat Indonesia (Persero) Tbk	190,814,037	54,312,436
Ireland - 2.2%
CRH PLC	4,291,808	215,407,569
Ryanair Holdings PLC sponsored ADR (c)	963,200	107,512,384
TOTAL IRELAND		322,919,953
Italy - 3.0%
Assicurazioni Generali SpA	5,676,398	119,458,392
Enel SpA (b)	23,881,450	183,805,988
Mediobanca SpA	13,071,855	149,759,245
TOTAL ITALY		453,023,625
Japan - 22.5%
DENSO Corp.	2,347,996	175,239,688
Fujitsu Ltd.	696,000	92,010,075
Hitachi Ltd.	3,645,600	189,483,832
Hoya Corp.	1,183,842	153,506,833
Ibiden Co. Ltd.	1,137,244	63,549,628
Idemitsu Kosan Co. Ltd.	2,636,576	67,553,403
Itochu Corp.	5,518,153	177,278,740
Minebea Mitsumi, Inc.	5,879,351	143,871,201
Mitsubishi Estate Co. Ltd.	3,329,433	47,951,911
Mitsubishi UFJ Financial Group, Inc.	36,969,524	224,082,692
Mitsui Fudosan Co. Ltd.	2,421,396	51,908,307
OBIC Co. Ltd.	371,842	61,436,356
ORIX Corp.	8,687,633	179,200,888
Recruit Holdings Co. Ltd.	1,530,816	75,666,102
Renesas Electronics Corp. (c)	6,923,100	79,455,122
Shin-Etsu Chemical Co. Ltd.	1,309,558	219,101,364
Shiseido Co. Ltd.	1,077,200	54,338,279
SoftBank Group Corp.	2,167,837	96,034,189
Sony Group Corp.	1,643,245	183,827,314
Sumitomo Mitsui Financial Group, Inc.	4,887,663	176,058,362
Suzuki Motor Corp.	2,688,682	114,468,353
Tokio Marine Holdings, Inc.	3,175,015	189,464,875
Tokyo Electron Ltd.	99,863	48,846,305
Toyota Motor Corp.	25,683,120	507,580,087
TOTAL JAPAN		3,371,913,906
Korea (South) - 0.5%
Samsung Electronics Co. Ltd.	1,275,635	79,332,478
Luxembourg - 0.9%
ArcelorMittal SA (Netherlands)	4,404,539	130,832,619
Netherlands - 3.5%
AerCap Holdings NV (c)	756,733	47,674,179
Airbus Group NV (c)	1,402,887	179,139,103
NN Group NV	3,149,502	176,252,777
Universal Music Group NV	4,619,386	114,048,670
TOTAL NETHERLANDS		517,114,729
Singapore - 1.4%
United Overseas Bank Ltd. (b)	9,186,089	205,296,849
South Africa - 0.0%
Thungela Resources Ltd. (b)(c)	644,174	3,859,560
Spain - 2.1%
Banco Santander SA (Spain)	66,842,044	234,388,571
Cellnex Telecom SA (a)	1,151,038	52,194,525
Unicaja Banco SA (a)	27,736,831	28,432,500
TOTAL SPAIN		315,015,596
Sweden - 1.7%
Investor AB (B Shares)	8,070,260	175,220,941
Sandvik AB	2,773,100	73,028,314
TOTAL SWEDEN		248,249,255
Switzerland - 6.0%
Novartis AG	1,815,220	157,723,651
Roche Holding AG (participation certificate)	258,430	100,012,250
Swiss Life Holding AG	150,460	96,837,592
UBS Group AG	13,947,270	260,395,531
Zurich Insurance Group Ltd.	577,870	276,400,064
TOTAL SWITZERLAND		891,369,088
United Kingdom - 11.8%
Anglo American PLC (United Kingdom)	5,367,544	236,630,895
AstraZeneca PLC (United Kingdom)	1,588,099	184,740,424
Barratt Developments PLC	12,229,189	101,710,667
Beazley PLC (c)	7,742,217	51,402,200
BP PLC	63,461,892	328,981,615
Imperial Brands PLC	3,510,801	83,240,613
Lloyds Banking Group PLC	277,225,546	192,386,804
Shell PLC ADR	8,371,348	430,287,287
Standard Chartered PLC (United Kingdom)	21,752,422	158,417,635
TOTAL UNITED KINGDOM		1,767,798,140
TOTAL COMMON STOCKS (Cost $11,261,856,817)		14,714,038,413

Nonconvertible Preferred Stocks - 1.2%
	Shares	Value ($)
Germany - 1.2%
Porsche Automobil Holding SE (Germany) (Cost $130,300,948)	1,983,677	185,769,307

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d)	300,207,468	300,267,510
Fidelity Securities Lending Cash Central Fund 0.08% (d)(e)	91,756,486	91,765,662
TOTAL MONEY MARKET FUNDS (Cost $392,033,172)		392,033,172

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $11,784,190,937)	15,291,840,892
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(320,582,949)
NET ASSETS - 100.0%	14,971,257,943

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $241,166,628 or 1.6% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	296,762,755	1,748,459,200	1,744,954,445	56,709	-	-	300,267,510	0.5%
Fidelity Securities Lending Cash Central Fund 0.08%	293,807,795	748,628,861	950,670,994	180,617	-	-	91,765,662	0.3%
Total	590,570,550	2,497,088,061	2,695,625,439	237,326	-	-	392,033,172

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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